Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue	[1]	£ 25,610	£ 25,867	£ 27,283
Profit from operations		9,997	2,736	(15,751)
Net finance income		(1,819)	(1,098)	(1,895)
Profit on ordinary activities before taxation		9,859	3,538	(17,061)
Taxation on ordinary activities		(2,094)	(357)	2,872
Profit/(loss) for the year		7,765	3,181	(14,189)
Non-controlling interests		(1)	(113)	(178)
Total post-tax results of associates and joint ventures		1,681	1,900	585
Associates and JVs
Disclosure of transactions between related parties [line items]
Revenue		9,708	9,936	9,412
Profit from operations		3,752	2,662	2,596
Net finance income		(2)	5	15
Profit on ordinary activities before taxation		3,750	2,667	2,611
Taxation on ordinary activities		(659)	(639)	(664)
Profit/(loss) for the year		3,091	2,028	1,947
Non-controlling interests		(27)	(27)	(28)
Post-tax results of associates and joint ventures		3,064	2,001	1,919
Gain from partial divestment of shares in ITC		0	0	0
Total post-tax results of associates and joint ventures		3,064	2,001	1,919
Groups Share in Associates and Joint Ventures
Disclosure of transactions between related parties [line items]
Revenue		2,416	2,635	2,630
Profit from operations		952	715	783
Net finance income		0	2	4
Profit on ordinary activities before taxation		952	717	787
Taxation on ordinary activities		(162)	(172)	(194)
Profit/(loss) for the year		790	545	593
Non-controlling interests		(7)	(6)	(8)
Post-tax results of associates and joint ventures		783	539	585
Gain from partial divestment of shares in ITC		898	1,361	0
Total post-tax results of associates and joint ventures		£ 1,681	£ 1,900	£ 585

[1]	Revenue is net of duty, excise and other taxes of £32,160 million, £33,818 million and £36,917 million for the years ended 31 December 2025, 2024 and 2023, respectively.